Basis of preparation and presentation of unaudited condensed consolidated financial information	12 Months Ended
Dec. 31, 2025
Basis of preparation and presentation of unaudited condensed consolidated financial information [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2 BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
The Company’s consolidated financial statements have been prepared in compliance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”) and disclose all the applicable significant information related to the financial statements, which is consistent with the information used by Management in the performance of its duties.
The Company's consolidated financial statements are expressed in thousands of Brazilian Reais (“R$”) and disclosures of amounts in other currencies, when applicable, were also expressed in thousands, unless otherwise stated.
The preparation of consolidated financial statements requires Management to make judgments, use estimates and adopt policies in the process of applying accounting practices that affect the disclosed amounts of revenues, expenses, assets and liabilities, including the disclosure of contingent liabilities assumed. However, the uncertainty inherent to these judgements, assumptions and estimates could result in material adjustments to the carrying amount of certain assets and liabilities in future periods. The accounting practices requiring a higher level of judgment, and those which are more complex, as well as areas in which assumptions and estimates are significant, are disclosed in Note 3.2.19.
The consolidated financial statements were prepared on a historical costs basis, considering the historical cost as a value basis and adjusted to reflect the attributed cost of land and buildings on the date of transition to IFRS Accounting Standards, except for the following material items recognized:
(i)Derivative and non-derivative financial instruments measured at fair value;
(ii)Share-based payments and employee benefits measured at fair value; and
(iii)Biological assets measured at fair value;
The material accounting policies applied to the preparation of these consolidated financial statements are presented in Note 3.
The consolidated financial statements were prepared under the going concern assumption.